SHORT-TERM BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2020
SHORT-TERM BORROWINGS
Schedule of short-term borrowings from banks:

			Amount	Original Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	(US$)	Interest Rate	Due Date
September 1, 2020	Ambow Shida	Huaxia Bank	10,000	N/A	4.35%	September 1, 2021
May 1, 2020	Bay State College	Small Business Administration (“SBA”)	10,013	1,470	1.00%	Not Fixed